Document and Entity Information	Apr. 08, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 08, 2026
Entity Registrant Name	SUMISHO AIR LEASE CORP
Entity Incorporation State Country Code	DE
Entity File Number	001-35121
Entity Tax Identification Number	27-1840403
Entity Address Address Line 1	2000 Avenue of the Stars
Entity Address Address Line 2	Suite 1000N
Entity Address City Or Town	Los Angeles
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90067
City Area Code	310
Local Phone Number	553-0555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001487712
Amendment Flag	false
Class A Common Stock [Member]
Entity Information [Line Items]
Security 12b Title	Class A Common Stock
Trading Symbol	AL
Security Exchange Name	NYSE
3.700% Medium-Term Notes, Series A, due April 15, 2030 [Member]
Entity Information [Line Items]
Security 12b Title	3.700% Medium-Term Notes, Series A, due April 15, 2030
Trading Symbol	AL30
Security Exchange Name	NYSE